As filed with the Securities and Exchange Commission on April 10, 2000
                                                      Registration No. 333-30452
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            -------------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                            -------------------------

          [ ] Pre-Effective Amendment No.

          [x] Post-Effective Amendment No. 1

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                          COUNTRYWIDE INVESTMENT TRUST
               [Exact Name of Registrant as specified in Charter]

                                 (513-629-2000)
                        [Area Code and Telephone Number]

                          312 Walnut Street, 21st Floor
                             Cincinnati, Ohio 45202
                    [Address of principal executive offices]

                              TINA D. HOSKING, ESQ.
                          COUNTRYWIDE INVESTMENTS, INC.
                          312 WALNUT STREET, 21ST FLOOR
                             CINCINNATI, OHIO 45202
                     [Name and address of agent for service]

                            -------------------------

                                    Copy to:

                            Karen M. McLaughlin, Esq.
                               Frost & Jacobs LLP
                                 2500 PNC CENTER
                              201 EAST FIFTH STREET
                             CINCINNATI, OHIO 45202

                            -------------------------


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


     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-30452) for Countrywide Investment Trust is being filed solely for the purpose to file on EDGAR a supplemental letter to the Securities and Exchange Commission. Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on March 31, 2000 is incorporated by reference in its entirety into this Post-Effective Amendment No. 1.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 5th day of April, 2000.

                                        COUNTRYWIDE INVESTMENT TRUST

                                        By:   /s/ Robert H. Leshner
                                              Robert H. Leshner, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                               TITLE

/s/ Robert H. Leshner                   April 5, 2000
Robert H. Leshner                       President and Trustee

/s/ Theresa M. Samocki                  April 5, 2000
Theresa M. Samocki                      Treasurer


William O. Coleman*                     Trustee


Phillip R. Cox*                         Trustee


H. Jerome Lerner*                       Trustee

/s/ Jill T. McGruder                    April 5, 2000
Jill T. McGruder                        Trustee


Oscar P. Robertson*                     Trustee


Nelson Schwab, Jr.*                     Trustee


Robert E. Stautberg*                    Trustee


Joseph S. Stern, Jr.*                   Trustee


*By:  /s/ Jill T. McGruder           April 5, 2000
      Jill T. McGruder
      As attorney in fact for each Trustee